Asset Retirement Obligations	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Asset Retirement Obligations

6.       ASSET RETIRMENT OBLIGATIONS

During 2007, the Company drilled four wells on its Peace River Property.  Total future asset retirement obligations were estimated by management based on the Company’s working interest in its wells and facilities, estimated costs to remediate, reclaim and abandon the wells and facilities and the estimated timing of the costs to be incurred in future periods. The Company has estimated the net present value of its total asset retirement obligations to be approximately $127,688 at December 31, 2011 (2010 - $119,041), based on an undiscounted total future liability of $278,782 (CDN$293,000). These payments are expected to be incurred between 2015 and 2030. The Company used a credit adjusted discount rate of 10% per annum and an inflation rate of 2% to calculate the present value of the asset retirement obligation.  Accretion expense of $8,647 (2010 – $8,344, 2009 - $7,029) has been recorded in the Statements of Operations and Comprehensive Loss at December 31, 2011.